Other investments	12 Months Ended
Dec. 31, 2024
Other investments
Other investments
11.	Other investments
Other investments consist of equity investments with readily determinable fair value, equity investments without readily determinable fair value and available-for-sale
debt securities. The carrying amounts and fair value of the Group’s other investments as of December 31, 2023 and 2024 are as follows:

	As of December 31, 2023
	Original cost	Unrealized (losses) gains	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	223,852	(168,354)	(48,634)	11,855	18,719
Available-for-sale debt securities (Note b)	94,438	—	(35,073)	135	59,500
Equity investments without readily determinable fair value (Note c)	3,036,434	253,027	(526,204)	74,713	2,837,970

Total	3,354,724	84,673	(609,911)	86,703	2,916,189

	As of December 31, 2024
	Original cost	Unrealized (losses) gains	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	332,025	(148,732)	—	3,884	187,177
Available-for-sale debt securities (Note b)	57,000	—	(3,000)	—	54,000
Equity investments without readily determinable fair value (Note c)	3,221,139	149,182	(355,508)	99,499	3,114,312

Total	3,610,164	450	(358,508)	103,383	3,355,489

Notes:

(a)	Equity investments with readily determinable fair value
During the years ended December 31, 2022, 2023 and 2024, disposal of equity investments with readily determinable fair value generated proceeds of RMB4,760, nil and RMB7,405, resulting in realized gain of RMB2,412, nil and RMB899, respectively. The Group recorded mark to market adjustments of RMB(62,390), RMB(22,723) and RMB13,403 in investment gain(loss) and revaluation of investments in the consolidated statements of income and comprehensive income during the years ended December 31, 2022, 2023 and 2024, respectively. Dividend of RMB22, nil and RMB187 was declared to the Group and recorded in investment gain(loss) and revaluation of investments during the years ended December 31, 2022, 2023 and 2024 respectively. During the year ended December 31, 2024, certain equity investments with readily determinable fair value which were fully impaired with accumulated impairment loss of RMB48,634 were written off as the Group has determined that is not probable for the balance to be recovered or the investees were liquidated.

(b)	Available-for-sale debt securities
During the years ended December 31, 2022, 2023 and 2024, disposal of available-for-sale
debt securities generated proceeds of nil, nil and RMB185, resulting in realized loss of nil, nil and RMB2,314, respectively. The Group recorded impairment loss of nil, nil and RMB3,000 for years ended December 31, 2022, 2023 and 2024, respectively. During the year ended December 31, 2024, certain available-for-sale
debt securities which were fully impaired with accumulated impairment loss of RMB35,073 were written off as the Group has determined that is not probable for the balance to be recovered or the investees were liquidated.

(c)	Equity investments without readily determinable fair value
During the years ended December 31, 2022, 2023 and 2024, disposal of equity investments without readily determinable fair value which were fully impaired with accumulated impairment loss of nil, nil and RMB36,000 generated proceeds of nil, nil and RMB7,000, resulting in disposal gain of nil, nil and RMB7,000 recorded in investment gain(loss) and revaluation of investments. The Group recorded impairment loss of RMB93,904, RMB19,105 and RMB58,246 for years ended December 31, 2022, 2023 and 2024, respectively for the equity investments without readily determinable fair value. Dividend of RMB28,612, RMB29,790 and RMB233,646 was declared and recorded in investment gain(loss) and revaluation of investments during the years ended December 31, 2022, 2023 and 2024, respectively. During the year ended December 31, 2023 and 2024, dividends of RMB28,526 and RMB225,212 that was declared and reinvested into the equity investments without readily determinable fair value, respectively. During the years ended December 31, 2022, 2023 and 2024, fair value changes recognized for equity investments which were measured using NAV practical expedient were RMB275,217, RMB(25,122) and RMB(103,482), respectively. During the year ended December 31, 2024, certain equity investments without readily determinable fair value which were fully impaired with accumulated impairment loss of RMB192,942 were written off as the Group has determined that is not probable for the balance to be recovered or the investees are liquidated.